UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

HIGH-YIELD MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
January 31, 2010 (unaudited)

Principal
Amount					Value
MUNICIPAL BONDS: 98.1%
Arizona: 3.0%
$ 3,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
	5.50%, 7/1/26 (A)				$ 2,520,960
1,500,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series O (RB)
	5.25%, 7/1/31 (A)				1,114,770
					3,635,730

California: 9.0%
3,785,000	California Statewide Community Development Authority, California Baptist University, Series A (RB)
	5.40%, 11/1/27 (A)				3,218,953
750,000	California Statewide Community Development Authority, Educational Facilities -
	Huntington Park Charter School Project-A, (RB)
	5.15%, 7/1/30 (A)				550,410
500,000	California Statewide Community Development Authority, Educational Facilities -
	Huntington Park Charter School Project-A, (RB)
	5.25%, 7/1/42 (A) ‡				342,875
2,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
	4.50%, 6/1/27 (A)				1,824,180
4,320,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB)
	4.625%, 6/1/21 (A)				3,631,133
1,500,000	West Sacramento, California Financing Authority, Series A (ST) (XLCA)
	5.00%, 9/1/26				1,335,075
					10,902,626

Colorado: 1.0%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
	5.20%, 7/1/22 (A)				1,276,185

Florida: 4.1%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA)
	5.25%, 8/1/32 (A)				1,708,700
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
	6.25%, 5/1/37 (A)				864,880
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA)
	5.875%, 5/1/38 (A)				1,607,200
1,525,000	Wentworth Estates Community Development District, Florida, Series B (SA) †
	5.125%, 11/1/12				762,500
					4,943,280

Guam: 1.4%
1,750,000	Guam Government Waterworks Authority, Water & Wastewater System (RB)
	5.875%, 7/1/35 (A)				1,701,560

Illinois: 7.6%
3,000,000	Hampshire, Illinois Special Service Area No. 16, Crown Development
	Project Prairie Ridge (ST)
	6.00%, 3/1/46 (A)				2,163,720
3,000,000	Hampshire, Illinois Special Service Area No. 16, Crown Development
	Project Prairie Ridge East (ST)				2,163,720
	6.00%, 3/1/46 (A)
2,000,000	Illinois Financing Authority, Sherman Health System, Series A (RB)
	5.50%, 8/1/37 (A)				1,787,400
4,500,000	Illinois Financing Authority, Sedgebrook, Inc. Facility, Series A (RB)
	6.00%, 11/15/37 (A)				1,626,075
1,000,000	Illinois Financing Authority, Swedish Covenant Hospital, Series A (RB)
	6.00%, 8/15/38 (A)				991,870
500,000	Illinois Financing Authority, Resurrection Health Care Corp. (RB)
	6.125%, 5/15/25 (A)				501,520
					9,234,305

Iowa: 0.8%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB)
	5.50%, 11/15/37 (A)				1,006,635

Louisiana: 3.0%
3,250,000	Lakeshore Village Master Community Development District (ST)
	5.25%, 7/1/17				2,662,660
1,000,000	Louisiana Environmental Facilities & Community Development Authority,
	Westlake Chemical Corp. Project (RB)
	6.75%, 11/1/32 (A)				1,032,060
					3,694,720

Maryland: 1.2%
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB)
	5.00%, 12/1/31 (A)				1,440,060

Michigan: 2.1%
1,750,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
	6.00%, 7/1/35 (A)				1,455,458
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management
	System Project (RB)
	4.625%, 12/1/12				1,048,140
					2,503,598

Minnesota: 0.8%
1,000,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB)
	6.00%, 11/15/30 (A)				915,690

Missouri: 0.4%
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
	5.35%, 6/15/32 (A)				430,048

Montana: 1.3%
1,900,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB)
	7.00%, 12/31/19 (A)				1,557,012

Nebraska: 4.3%
3,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/1/15				3,676,435
2,000,000	Nebraska Educational Finance Authority, Concordia University Project (RB)
	5.00%, 10/1/37 (A)				1,569,140
					5,245,575

New Jersey: 6.0%
5,300,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB)
	6.625%, 1/1/37 (A)				4,213,129
3,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph's Healthcare System (RB)
	6.625%, 7/1/38 (A)				3,019,920
					7,233,049

New York: 1.1%
1,500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home,
	Amsterdam at Harborside, Series A (RB)
	6.70%, 1/1/43 (A)				1,367,550

Ohio: 4.0%
2,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.75%, 6/1/34 (A)				1,645,420
2,480,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB)
	5.875%, 6/1/47 (A)				1,909,997
1,310,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB)
	5.625%, 10/1/19				1,346,746
					4,902,163

Oklahoma: 1.6%
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB)
	7.75%, 6/1/35 (B)				1,958,540

Pennsylvania: 6.9%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System,
	West Pennsylvania, Series A (RB)
	5.00%, 11/15/28 (A)				1,508,540
1,500,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB)
	5.75%, 7/1/39 (A)				1,487,295
2,200,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.125%, 12/1/15				2,128,324
600,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant
	Energy Seward LLC, Series A (RB)
	6.75%, 12/1/36 (A)				607,986
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant
	Energy Seward LLC, Series A (RB)
	6.75%, 12/1/36 (A)				2,026,620
675,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant
	Energy Seward LLC, Series B (RB)
	6.75%, 12/1/36 (A)				683,984
					8,442,749

Puerto Rico: 7.4%
3,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL)
	5.50%, 7/1/19				3,113,640
5,695,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB)
	5.75%, 8/1/27 (A)(B)				5,863,287
					8,976,927

South Carolina: 1.8%
2,800,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement,
	Hampton Regional Medical Center Project (RB)
	5.25%, 11/1/36 (A)				2,236,360

South Dakota: 4.3%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/21 (A)				1,292,115
5,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
	5.00%, 11/15/33 (A)				3,885,671
					5,177,786

Tennessee: 2.6%
3,000,000	Tennessee Energy Acquisition Corp., Gas Project, Series A (RB)
	5.00%, 9/1/15				3,145,500

Texas: 13.4%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB)
	7.00%, 12/1/11				2,579,333
2,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XCLA)
	5.25%, 1/1/24 (A)				1,810,640
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 8/15/16				702,659
3,435,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 8/15/22 (A)				3,251,090
2,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
	5.00%, 8/15/26 (A)				1,815,460
1,000,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 11/1/30 (A)				1,004,760
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
	6.00%, 11/15/36 (A)				1,319,460
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB) ) †
	6.375%, 11/1/36 (A)				1,400,000
3,000,000	Texas State Public Finance Authority Charter School Finance Corp.,
	Cosmos Foundation, Series A (RB)
	5.375%, 2/15/37 (A)				2,411,910
					16,295,312

Virgin Islands: 1.9%
2,270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
	5.00%, 10/1/25 (A)				2,250,387

Virginia: 2.1%
3,690,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 6/1/47 (A)				2,603,516

West Virginia: 2.1%
3,200,000	Ohio County, West Virginia County Commission Special District Excise Tax & Improvement,
	The Highland Project, Series B (RB)
	5.625%, 3/1/36 (A)				2,520,096

Wisconsin: 2.9%
3,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB)
	5.125%, 8/15/33 (A)				3,116,470
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB)
	5.125%, 8/15/30 (A)				451,460
					3,567,930

Total Municipal Bonds:
(Cost: $105,873,735)					119,164,889

Number
of Shares
MONEY MARKET FUND: 0.2%
(Cost: $294,193)
294,193	Dreyfus Tax Exempt Cash Management Fund - Class B Shares				294,193

Total Investments: 98.3%
(Cost: $106,167,928)					119,459,082
Other assets less liabilities: 1.7%					2,051,731
NET ASSETS: 100.0%					$ 121,510,813

(A) Callable Security - the redemption date shown is when the security will be redeemed by the issuer
(B) Puttable Security - the redemption date shown is when the security will be redeemed by the issuer
ACA - Credit Agricole SA
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
RB - Revenue Bond
SA - Special Assessment
ST - Special Tax
XLCA - Syncora Guarantee Inc.
† - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,162,500 which represents 1.8% of net assets.

‡ - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted. Restricted security held by the Fund is as follows:

	Acquisition	Principal	Acquisition
Security	Date	Amount	Cost	Value	% of Net Assets
California Statewide Community Dev Auth, 5.25%, 7/1/42	6/23/2009	$ 500,000	$296,250	$342,875	0.3%

The aggregate cost of investments owned for Federal income tax purposes is $98,932,915 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 27,580,228
Gross Unrealized Depreciation					(1,510,875)
Net Unrealized Appreciation					$ 26,069,353

			% of
Summary of Investments By Sector (unaudited)			Investments		Value
Airport			3.8%		$ 4,537,873
Development			18.8		22,405,737
Education			6.2		7,370,973
Facilities			2.3		2,775,135
General Obligation			6.6		7,884,123
Higher Education			4.0		4,788,093
Medical			20.6		24,641,192
Nursing Homes			9.9		11,773,691
Pollution			4.5		5,371,490
Power			1.3		1,557,012
Tobacco Settlement			9.7		11,614,246
Transportation			3.5		4,213,129
Utilities			5.7		6,821,935
Water			2.9		3,410,260
Money Market Fund			0.2		294,193
			100.0%		$ 119,459,082

The summary of inputs used to value the Fund’s net assets as of January 31, 2010, is as follows:

			Level 2	Level 3
	Level 1		Significant	Significant	Fair Value
	Quoted Prices		Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Arizona	$ -		$ 3,635,730	$ -	$ 3,635,730
California	-		10,902,626	-	10,902,626
Colorado	-		1,276,185	-	1,276,185
Florida	-		4,180,780	762,500	4,943,280
Guam	-		1,701,560	-	1,701,560
Illinois	-		9,234,305	-	9,234,305
Iowa	-		1,006,635	-	1,006,635
Louisiana	-		3,694,720	-	3,694,720
Maryland	-		1,440,060	-	1,440,060
Michigan	-		2,503,598	-	2,503,598
Minnesota	-		915,690	-	915,690
Missouri	-		430,048	-	430,048
Montana	-		1,557,012	-	1,557,012
Nebraska	-		5,245,575	-	5,245,575
New Jersey	-		7,233,049	-	7,233,049
New York	-		1,367,550	-	1,367,550
Ohio	-		4,902,163	-	4,902,163
Oklahoma	-		1,958,540	-	1,958,540
Pennsylvania	-		8,442,749	-	8,442,749
Puerto Rico	-		8,976,927	-	8,976,927
South Carolina	-		2,236,360	-	2,236,360
South Dakota	-		5,177,786	-	5,177,786
Tennessee	-		3,145,500	-	3,145,500
Texas	-		14,895,312	1,400,000	16,295,312
Virgin Islands	-		2,250,387	-	2,250,387
Virginia	-		2,603,516	-	2,603,516
West Virginia	-		2,520,096	-	2,520,096
Wisconsin	-		3,567,930	-	3,567,930

Money Market Fund:	294,193		-	-	294,193
Total	$ 294,193		$ 117,002,389	$ 2,162,500	$ 119,459,082

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2010:

Balance as of 4/30/09					$ -
Realized gain (loss)					-
Change in unrealized appreciation (depreciation)					-
Net purchases (sales)					-
Transfers in and/or out of Level 3					2,162,500
Balance as of 1/31/10					$ 2,162,500

See Note to Schedules of Investments

INTERMEDIATE MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
January 31, 2010 (unaudited)

Principal
Amount				Value
MUNICIPAL BONDS: 98.8%
Alaska: 0.4%
$ 500,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB)
	4.625%, 12/1/24 (B)			$ 500,615

Arizona: 2.4%
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 1/1/20			269,059
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road (RB)
	5.00%, 7/1/14 (B)			545,430
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/1/18 (B)			559,165
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/1/20 (B)			285,420
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC)
	5.00%, 7/1/17 (B)			274,957
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL)
	5.00%, 7/1/22 (B)			267,378
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB)
	5.50%, 7/1/21			283,618
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB)
	5.00%, 1/1/25 (B)			273,875
				2,758,902

California: 10.3%
500,000	Bay Area Infrastructure Financing Authority (RB) (NATL) (FGIC)
	5.00%, 8/1/17 (B)			506,215
500,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 4/1/20 (B)			538,920
500,000	California State (GO)
	5.00%, 03/1/15 (B)			524,630
75,000	California State (GO)
	5.00%, 11/1/15 (B)			82,317
500,000	California State (GO)
	5.00%, 3/1/16			543,580
500,000	California State (GO)
	5.00%, 2/1/17 (B)			526,500
500,000	California State (GO)
	4.50%, 8/1/26 (B)			452,280
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	4.40%, 7/1/18			1,041,360
500,000	California State Public Works Board, Series G-1 (RB)
	5.25%, 10/1/17			524,375
500,000	California State Public Works Board, Series A (RB)
	5.50%, 6/1/20 (B)			508,030
250,000	Coast Community College District, California Election 2002-Series B (GO) (FSA)
	5.00%, 8/1/23			267,568
250,000	La Quinta, California Financing Authority, Series A (TA) (AMBAC)
	5.25%, 9/1/24 (B)			254,050
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.00%, 8/15/17 (B)			266,288
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.125%, 8/15/22 (B)			257,569
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC)
	5.00%, 7/1/20			272,072
250,000	Los Angeles Unified School District, Series A-1 (GO) (FSA)
	4.50%, 7/1/22 (B)			256,488
250,000	Los Angeles Unified School District, Series B (GO) (FGIC)
	4.75%, 7/1/20			262,233
500,000	Los Angeles Unified School District, Series E (GO) (AGM)
	5.00%, 7/1/17 (B)			548,915
500,000	Los Angeles Unified School District, Series E (GO) (AMBAC)
	5.00%, 7/1/24 (B)			522,855
250,000	Los Angeles Unified School District, Series H (GO) (FSA)
	5.00%, 7/1/23 (B)			265,560
250,000	San Diego, California Community College District (GO) (FSA)
	5.00%, 8/1/25 (B)			266,217
500,000	San Diego, California Community College District Election of 2002 (GO) (FSA)
	5.00%, 5/1/25 (B)			526,070
250,000	San Diego, California Community College District Election of 2006 (GO) (FSA)
	5.00%, 8/1/22 (B)			270,422
500,000	San Diego, California Community College District Election of 2006 (GO) (FSA)
	5.00%, 8/1/24 (B)			535,445
250,000	San Francisco, California City & County Laguna Honda Hospital,
	Series A (GO) (AMBAC)
	5.00%, 6/15/17 (B)			271,163
500,000	San Francisco, California City & County Public Utilities Commission,
	Series B (RB)
	4.00%, 11/1/25 (B)			483,500
250,000	San Jose, California Redevelopment Agency, Series D (TA) (AMBAC)
	5.00%, 8/1/19			251,240
250,000	University of California Limited Project, Series A (RB) (NATL)
	5.00%, 5/15/24 (B)			259,618
500,000	University of California, Series Q (RB)
	5.00%, 5/15/25 (B)			541,965
				11,827,445

Connecticut: 0.5%
500,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20 (B)			560,635

Delaware: 0.5%
500,000	Delaware State, Series A (GO)
	4.00%, 5/1/16 (B)			556,130

District of Columbia: 0.5%
250,000	District of Columbia, Series A (GO) (FSA)
	5.00%, 6/1/23 (B)			263,717
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC)
	4.50%, 10/1/23 (B)			247,470
				511,187

Florida: 6.8%
250,000	Citizens Property Insurance Corp. Florida, Senior Secured High Account A-1 (RB)
	5.50%, 6/1/17 (B)			266,244
250,000	Collier County, Florida School Board (CP) (FSA)
	5.00%, 2/15/23 (B)			258,270
500,000	Florida State Board of Education, Capital Outlay, Series B (GO)
	5.00%, 1/1/15 (B)			547,495
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
	4.00%, 6/1/21 (B)			519,290
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO)
	5.00%, 7/1/22 (B)			237,636
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL)
	5.00%, 7/1/22 (B)			523,690
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL)
	5.00%, 7/1/23			522,830
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC)
	5.25%, 4/1/22 (B)			268,124
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC)
	5.00%, 8/1/19			518,560
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO)
	5.25%, 5/1/21 (B)			533,720
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System,
	Series B (RB) (NATL)
	5.00%, 6/1/17 (B)			523,995
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition,
	Series A (RB) (AMBAC)
	5.00%, 4/1/24 (B)			256,334
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC)
	5.00%, 10/1/20 (B)			256,925
500,000	Orlando, Florida Utilities Commission Utility System (RB)
	5.00%, 10/1/16 (B)			554,535
250,000	Palm Beach County, Florida School Board, Series A (CP) (FSA)
	5.00%, 8/1/22 (B)			260,843
250,000	Polk County, Florida School District (RB) (FSA)
	5.00%, 10/1/17 (B)			273,943
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL)
	5.25%, 9/1/21 (B)			267,000
500,000	Tampa, Florida Sports Authority (RB) (FSA)
	5.00%, 1/1/26 (B)			513,770
750,000	Volusia County, Florida Educational Facilities Authority,
	Embry-Riddle Aeronautical University, Inc. (RB) (RADIAN)
	5.00%, 10/15/25 (B)			725,385
				7,828,589

Georgia: 2.8%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 7/1/23 (B)			509,135
250,000	Douglas County School District, Georgia (GO) (FSA) (SAW)
	5.00%, 4/1/23 (B)			274,058
500,000	Georgia State, Series B (GO)
	5.00%, 4/1/18 (B)			586,485
500,000	Georgia State, Series B (GO)
	5.00%, 1/1/20 (B)			577,675
400,000	Georgia State, Series B (GO)
	5.00%, 7/1/21			455,880
500,000	Georgia State, Series B (GO)
	5.00%, 1/1/24 (B)			561,450
250,000	Georgia State, Series C (GO)
	5.00%, 7/1/20 (B)			282,113
				3,246,796

Hawaii: 0.9%
500,000	Hawaii State, Series DI (GO) (FSA)
	5.00%, 3/1/21 (B)			545,875
500,000	Hawaii State, Series DK (GO)
	5.00%, 5/1/18 (B)			543,945
				1,089,820

Illinois: 6.2%
250,000	Chicago O'Hare International Airport, 3rd Lien, Series A (RB) (AMBAC)
	5.00%, 1/1/20 (B)			263,845
250,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (NATL)
	5.25%, 1/1/16 (B)			276,262
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (AMBAC) (FGIC)
	5.25%, 1/1/18			546,620
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (FSA)
	5.00%, 1/1/19 (B)			540,890
500,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (FSA)
	5.00%, 1/1/20 (B)			538,355
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC)
	5.00%, 12/1/20 (B)			270,693
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	4.50%, 1/1/21			521,320
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	5.00%, 1/1/23 (B)			266,694
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	5.00%, 1/1/24 (B)			530,940
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA)
	5.00%, 1/1/25 (B)			264,249
250,000	Chicago, Illinois Project & Refunding, Series C (GO)
	5.00%, 1/1/23			267,803
500,000	Chicago, Illinois, Series A (GO) (AGO)
	5.00%, 1/1/27 (B)			537,175
500,000	Chicago, Illinois, Series A (GO) (AGO)
	5.00%, 1/1/20 (B)			543,980
250,000	Chicago, Illinois Transportation Authority, Section 4309 (RB) (AGO)
	5.00%, 6/1/16 (B)			273,782
250,000	Chicago, Illinois Transportation Authority, Section 5307-A (RB) (AGO)
	5.25%, 6/1/23 (B)			267,544
250,000	Chicago, Illinois Transportation Authority, Capital Grant Receipts (RB) (AMBAC)
	5.00%, 6/1/17 (B)			270,535
500,000	Illinois State, Series A (GO)
	3.75%, 9/1/16			517,390
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (FSA)
	5.00%, 1/1/22 (B)			264,875
250,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308,
	Capital Appreciation School (GO) (FSA)
	5.61%, 2/1/26 (A) (B)			176,514
				7,139,466

Indiana: 2.3%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB)
	5.00%, 8/1/24			223,123
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (NATL) (FGIC)
	5.00%, 12/1/23 (B)			776,707
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB)
	5.25%, 2/1/17 (B)			291,944
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB)
	5.00%, 2/1/19 (B)			557,995
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC)
	5.25%, 6/1/14 (B)			290,504
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL)
	5.50%, 1/1/21 (B)			555,020
				2,695,293

Kentucky: 1.7%
250,000	Kentucky State Property & Buildings Commission, Project No. 84 (RB) (NATL)
	5.00%, 8/1/18 (B)			278,127
500,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
	5.00%, 11/1/20 (B)			550,115
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (FSA)
	5.00%, 11/1/25 (B)			267,327
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
	5.75%, 11/1/19 (B)			290,204
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 2/1/24 (B)			550,395
				1,936,168

Louisiana: 0.3%
250,000	State of Louisiana, Series B (GO) (CIFG)
	5.00%, 7/15/17 (B)			281,304

Maryland: 2.1%
500,000	Maryland State & Local Facilities Loan, First Series (GO)
	5.00%, 3/15/17 (B)			584,215
250,000	Maryland State & Local Facilities Loan, Second Series A (GO)
	5.00%, 8/15/22 (B)			280,443
425,000	Maryland State & Local Facilities Loan, Second Series B (GO)
	4.00%, 8/15/23 (B)			447,738
250,000	Maryland State Department of Transportation, Second Issue (RB)
	5.00%, 9/1/22			281,520
500,000	Maryland State Transportation Authority (RB)
	5.25%, 3/1/16			582,285
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 5/1/20 (B)			292,073
				2,468,274

Massachusetts: 2.0%
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC)
	4.50%, 8/15/26 (B)			520,075
250,000	Massachusetts State Health & Education Facilities Authority,
	Boston Medical Center, Series B (RB)
	4.75%, 7/1/23 (B)			229,457
500,000	Massachusetts State Health & Education Facilities Authority,
	Harvard University, Series A (RB)
	5.00%, 12/15/19 (B)			560,325
500,000	Massachusetts State Health & Education Facilities Authority,
	Lahey Clinic Medical Center, Series C (RB) (NATL) (FGIC)
	5.00%, 8/15/23			501,430
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB)
	4.35%, 8/1/25 (B)			496,869
				2,308,156

Michigan: 1.9%
245,000	Dearborn, Michigan School District (GO) (NATL) (FGIC) (Q-SBLF)
	5.00%, 5/1/17 (B)			265,551
250,000	Detroit City School District, Series A (GO) (FSA) (Q-SBLF)
	5.00%, 5/1/22 (B)			254,945
250,000	Detroit City School District, Series A (GO) (FSA) (Q-SBLF)
	5.00%, 5/1/23 (B)			253,897
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB)
	5.00%, 10/1/15 (B)			289,367
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB)
	5.00%, 10/1/18 (B)			277,632
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC)
	4.52%, 10/15/18 (A) (B)			165,329
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC)
	4.61%, 10/15/19 (A) (B)			148,873
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO)
	5.25%, 10/15/21 (B)			539,410
				2,195,004

Minnesota: 1.0%
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 8/1/16 (B)			553,870
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 8/1/19 (B)			541,045
				1,094,915

Missouri: 2.1%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports
	Complex (RB) (AMBAC)
	5.00%, 12/1/22 (B)			525,015
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (NATL) (FGIC)
	5.00%, 4/15/18 (B)			278,214
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL)
	5.00%, 1/1/24			500,485
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB)
	5.00%, 2/1/20 (B)			1,121,320
				2,425,034

Nevada: 3.4%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (FSA)
	5.00%, 7/1/25 (B)			534,123
250,000	Clark County School District, Series A (GO)
	5.00%, 6/15/17 (B)			278,448
500,000	Clark County School District, Series A (GO)
	5.00%, 6/15/18 (B)			536,705
250,000	Clark County School District, Series B (GO)
	5.00%, 6/15/24 (B)			259,869
500,000	Clark County School District, Series B (GO)
	5.00%, 6/15/26			514,380
250,000	Clark County School District, Series C (GO) (FSA)
	5.00%, 6/15/20 (B)			268,763
500,000	Clark County School District, Series C (GO) (FSA)
	5.00%, 6/15/21			531,535
500,000	Clark County, Nevada, Series A (GO)
	4.00%, 12/1/19 (B)			504,840
500,000	Las Vegas Convention & Visitors Authority (RB) (AMBAC)
	5.00%, 7/1/19 (B)			515,985
				3,944,648

New Jersey: 6.0%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL)
	5.25%, 6/1/17 (B)			516,360
500,000	New Jersey State (GO)
	4.00%, 6/1/19 (B)			511,325
500,000	New Jersey State (GO)
	5.00%, 6/1/19 (B)			558,380
500,000	New Jersey State (GO)
	5.00%, 6/1/19 (B)			549,200
500,000	New Jersey State, Series L (GO) (AMBAC)
	5.25%, 7/15/19 (B)			580,800
500,000	New Jersey State Educational Facilities Authority, Kean University,
	Series A (RB)
	5.00%, 9/1/24 (B)			524,420
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/20 (B)			556,020
250,000	New Jersey State Turnpike Authority, Series A (RB) (FSA)
	5.00%, 1/1/20			271,123
500,000	New Jersey State Turnpike Authority, Series A (RB) (FSA)
	5.25%, 1/1/26			566,070
300,000	New Jersey State Turnpike Authority, Series H (RB)
	5.00%, 1/1/19 (B)			329,604
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (NATL) (FGIC)
	5.00%, 6/15/16 (B)			580,169
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FSA)
	4.25%, 12/15/22 (B)			250,097
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (NATL) (FGIC)
	5.75%, 6/15/25 (B)			287,089
500,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL) (FGIC)
	5.25%, 12/15/17 (B)			548,525
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL)
	5.50%, 12/15/19 (B)			283,365
				6,912,547
New Mexico: 0.9%
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB)
	5.00%, 12/15/16 (B)			1,071,260

New York: 18.4%
250,000	Erie County New York Individual Development Agency School Facilities,
	City School District of Buffalo, Series A (RB) (FSA)
	5.75%, 5/1/20 (B)			282,122
250,000	Erie County New York Individual Development Agency School Facilities,
	City School District of Buffalo, Series A (RB) (FSA)
	5.75%, 5/1/22			283,455
400,000	Long Island Power Authority, Series A (RB) (NATL) (FGIC)
	5.00%, 12/1/23 (B)			418,048
500,000	Long Island Power Authority, Electric System, Series E (RB) (NATL) (FGIC)
	5.00%, 12/1/17 (B)			549,315
475,000	Nassau County Interim Finance Authority, Series A (RB)
	4.50%, 5/15/19 (B)			502,688
500,000	New York City, Series A-1 (GO)
	5.00%, 8/1/17 (B)			562,030
250,000	New York City, Series C (GO)
	5.00%, 8/1/22 (B)			271,853
250,000	New York City, Series C (GO)
	5.00%, 8/1/24 (B)			262,724
250,000	New York City, Series D-1 (GO)
	5.125%, 12/1/22			271,528
500,000	New York City, Series E (GO)
	5.00%, 8/1/16			563,955
500,000	New York City, Series E (GO) (FSA)
	5.00%, 11/1/18 (B)			541,360
500,000	New York City, Series G (GO)
	5.00%, 8/1/20 (B)			541,185
500,000	New York City, Series H-1 (GO)
	5.00%, 3/1/16			563,155
250,000	New York City, Series I-1 (GO)
	5.00%, 4/1/19			270,178
500,000	New York City, Series L-1 (GO)
	4.00%, 4/1/16			535,185
500,000	New York City, Series J-1 (GO)
	5.00%, 5/15/22 (B)			542,870
250,000	New York City, Sub Series F-1 (GO) (XLCA)
	5.00%, 9/1/22 (B)			264,430
500,000	New York City, Sub Series J-1 (GO)
	5.00%, 6/1/18 (B)			546,370
500,000	New York City, Sub Series L-1 (GO)
	5.00%, 4/1/23 (B)			535,215
250,000	New York City Municipal Water Finance Authority, Water and Sewer System,
	Series A (RB)
	5.625%, 6/15/24 (B)			289,018
500,000	New York City Transitional Finance Authority, Series A-1 (RB)
	5.00%, 11/15/19 (B)			544,370
500,000	New York City Transitional Finance Authority, Series B (RB)
	5.00%, 11/1/23 (B)			543,265
500,000	New York City Transitional Finance Authority, Series D (RB)
	5.00%, 5/1/20 (B)			557,690
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (NATL) (FGIC) (SAW)
	5.00%, 7/15/19 (B)			646,644
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW)
	5.25%, 1/15/26 (B)			293,601
250,000	New York City Transitional Finance Authority, Building Aid,
	Series S-1 (RB) (NATL) (FGIC) (SAW)
	5.00%, 7/15/24 (B)			262,558
250,000	New York State Dormitory Authority Non State Supported Debt School
	District Financing Program, Series A (RB) (FSA)
	5.25%, 10/1/17 (B)			286,945
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
	5.00%, 7/1/19 (B)			532,415
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 12/15/17			578,315
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 3/15/21 (B)			553,320
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
	5.00%, 3/15/25 (B)			318,444
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.00%, 2/15/18 (B)			570,145
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
	5.50%, 3/15/25			593,860
250,000	New York State Dormitory Authority, State Personal Income Tax,
	Series F (RB) (AMBAC)
	5.00%, 3/15/25 (B)			263,228
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City
	Municipal Water Finance Authority Projects, Series A (RB)
	4.75%, 6/15/26 (B)			263,308
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City
	Municipal Water Finance Authority Projects, Series B (RB)
	5.00%, 6/15/25 (B)			536,550
500,000	New York State Local Government Assistance Corp.,
	Subordinate Lien, Series A (RB)
	5.00%, 4/1/17			575,815
500,000	New York State Municipal Bond Bank Agency, Series C (RB)
	5.00%, 2/15/17			554,285
500,000	New York State, Series C (GO)
	3.00%, 2/1/16			519,495
500,000	New York State Thruway Authority, Series H (RB) (NATL)
	5.00%, 1/1/20 (B)			538,880
250,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series A (RB) (NATL) (FGIC)
	5.00%, 4/1/17			279,015
350,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series A (RB)
	5.00%, 4/1/22 (B)			381,525
250,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series A (RB) (AMBAC)
	5.00%, 4/1/24 (B)			265,483
250,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series B (RB) (AMBAC)
	5.00%, 4/1/18 (B)			275,570
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB)
	Transportation, Series A (RB)
	5.25%, 3/15/24 (B)			557,030
250,000	New York State Urban Development Corp. (RB) (AMBAC)
	5.50%, 3/15/17			293,800
500,000	New York State Urban Development Corp., Series C (RB)
	3.00%, 12/15/16			515,355
500,000	Suffolk County, New York Public Improvement Series C (GO)
	4.00%, 10/15/24			511,700
				21,209,295	-

Ohio: 2.3%
500,000	American Muncipal Power- Ohio Inc., Series A (RB)
	5.00%, 2/15/16			543,585
250,000	Columbus, Ohio City School District (GO) (FSA)
	4.75%, 12/1/25 (B)			263,693
450,000	Columbus, Ohio State (GO)
	4.25%, 9/1/23 (B)			470,151
450,000	Ohio State, Series A (GO)
	4.00%, 8/1/18			478,656
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB)
	6.00%, 6/15/17 (B)			296,688
500,000	Ohio State Water Development Authority Pollution Control (RB)
	4.50%, 12/1/20			529,325
				2,582,098

Oklahoma: 0.2%
250,000	Grand River Dam Authority, Series A (RB) (BHAC)
	5.00%, 6/1/22 (B)			275,168

Oregon: 1.1%
250,000	Port Portland, Oregon International Airport, Series 19 (RB)
	5.25%, 7/1/26 (B)			271,568
675,000	Portland, Oregon Sewer System, Series B (RB) (FSA)
	5.00%, 6/15/23 (B)			742,203
250,000	Washington, Yawmill and Multnomah Counties, Oregon, Hillsboro School District No. 1J
	District (GO) (NATL) (FGIC)
	5.25%, 6/15/17 (B)			291,595
				1,305,366

Pennsylvania: 3.3%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (FSA)
	5.00%, 1/1/19			516,465
500,000	Allegheny County, Pennsylvania Hospital Development Authority,
	University of Pittsburgh Medical Center, Series B (RB)
	5.00%, 6/15/16 (B)			541,560
250,000	Easton, Pennsylvania Area School District (GO) (FSA) (SAW)
	7.50%, 4/1/21 (B)			303,275
250,000	Pennsylvania Economic Development Financing Authority, Health System,
	Albert Einstein Healthcare, Series A (RB)
	6.25%, 10/15/23			263,540
250,000	Pennsylvania State, Second Series (GO)
	5.00%, 7/1/19 (B)			288,730
500,000	Pennsylvania State, Second Series (GO)
	5.00%, 1/1/22			544,735
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (FSA)
	5.25%, 7/15/22			285,955
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC)
	5.00%, 8/1/21 (B)			531,105
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC)
	4.50%, 8/1/25			490,700
				3,766,065

Puerto Rico: 1.7%
300,000	Puerto Rico Electric Power Authority, Series TT (RB)
	5.00%, 7/1/21 (B)			305,190
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (FSA)
	5.00%, 8/1/22 (B)			258,113
300,000	Puerto Rico Municipal Finance Agency, Series A (GO)
	5.25%, 8/1/23			300,282
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (GO) (COMWLTH GTD)
	5.75%, 7/1/18			533,245
500,000	University of Puerto Rico, Series P (RB)
	5.00%, 6/1/16			512,775
				1,909,605

Rhode Island: 0.2%
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan,
	Series C (GO) (NATL)
	5.00%, 11/15/25 (B)			267,623

South Carolina: 0.9%
710,000	Greenville County, South Carolina School District (RB) (AGO)
	5.00%, 12/1/25 (B)			746,388
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL)
	5.00%, 1/1/22 (B)			270,275
				1,016,663

Tennessee: 1.9%
500,000	Metropolitan Government of Nashville & Davidson County (GO)
	5.00%, 1/1/20 (B)			562,450
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO)
	5.00%, 2/1/21 (B)			271,580
500,000	Tennessee Energy Acquisition Corp., Series A (RB)
	5.25%, 9/1/17 (B)			513,495
250,000	Tennessee Energy Acquisition Corp., Series A (RB)
	5.25%, 9/1/23 (B)			247,123
645,000	Tennessee Energy Acquisition Corp., Series C (RB)
	5.00%, 2/1/21 (B)			639,085
				2,233,733

Texas: 6.2%
250,000	Cypress-Fairbanks, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 2/15/23 (B)			271,793
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO)
	5.00%, 8/15/23 (B)			267,360
250,000	Houston, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 2/15/23 (B)			275,820
250,000	Houston, Texas Independent School District, Series A (GO) (PSF-GTD)
	5.00%, 2/15/19 (B)			272,463
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.00%, 3/1/23			1,095,400
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC)
	5.00%, 3/1/21 (B)			270,200
250,000	Leander Independent School District (GO) (PSF-GTD)
	4.85%, 8/15/23 (A) (B)			133,668
500,000	North East Independent School District (GO) (PSF-GTD)
	5.00%, 2/1/20 (B)			547,125
250,000	North East Independent School District, Series A (GO) (PSF-GTD)
	5.00%, 8/1/18 (B)			284,415
560,000	San Antonio, Texas Electric & Gas Systems (RB)
	5.00%, 2/1/25 (B)			592,659
400,000	San Antonio, Texas Electric & Gas Systems, Series A (RB)
	5.00%, 2/1/24 (B)			425,200
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB)
	5.25%, 2/1/19 (B)			564,140
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp.,
	Texas Health Resources (RB)
	5.00%, 2/15/26 (B)			252,060
225,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.25%, 12/15/18 (B)			231,901
250,000	Texas State University System Financing (RB)
	5.25%, 3/15/24 (B)			274,373
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 4/1/22 (B)			274,890
500,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
	4.50%, 4/1/16 (B)			560,700
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
	5.00%, 4/1/19			276,150
250,000	University of Texas, Series 2006-D (RB)
	5.00%, 8/15/21			277,143
				7,147,460

Utah: 0.1%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL)
	5.54%, 6/15/21 (A)			142,453

Virginia: 1.6%
500,000	Virginia College Building Authority, 21st Century college & Equipment Programs
	Educational Facilities, Series A (RB)
	5.00%, 2/1/19 (B)			576,615
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB)
	5.00%, 10/1/18 (B)			285,825
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 8/1/24 (B)			224,228
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 8/1/25			278,363
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (FSA)
	4.50%, 8/1/26 (B)			521,145
				1,886,176

Washington: 4.6%
525,000	Energy Northwest, Washington Electric Revenue Refunding,
	Columbia State, Series A (RB)
	5.00%, 7/1/22 (B)			570,801
400,000	King County Washington Highline School District No. 401 (GO) (FSA) (SBG)
	5.25% 12/1/19 (B)			438,856
250,000	King County Washington Highline School District No. 411 (GO) (FSA) (SBG)
	5.00% 12/1/19 (B)			276,938
500,000	Pierce County, Washington School District, Series A (GO) (FSA) (SBG)
	5.00%, 12/1/17 (B)			557,610
250,000	Port Seattle, Washington, Series A (RB) (AMBAC)
	5.00%, 10/1/18 (B)			272,563
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA)
	5.00%, 7/1/21 (B)			546,925
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA)
	5.00%, 7/1/24			539,740
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC)
	5.00%, 1/1/20 (B)			551,480
200,000	Washington State, Series A (GO) (AMBAC)
	5.00%, 1/1/17 (B)			214,460
500,000	Washington State, Various Purpose, Series A (GO)
	5.00%, 1/1/22 (B)			554,550
250,000	Washington State, Various Purpose, Series C (GO)
	5.00%, 2/1/17 (B)			287,628
500,000	Washington State, Various Purpose, Series C (GO)
	5.00%, 1/1/25 (B)			541,360
				5,352,911

West Virginia: 0.2%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center,
	Hospital Revenue & Improvement, Series A (RB)
	5.125%, 9/1/21			223,344

Wisconsin: 1.1%
400,000	Central Brown County Water Authority (RB) (AMBAC)
	5.00%, 12/1/22			415,528
250,000	Wisconsin State, Series C (GO)
	5.00%, 5/1/23 (B)			273,455
250,000	Wisconsin State Health and Educational Facilities Authority, Wheaton
	Franciscan Health Care System (RB)
	5.25%, 8/15/17			250,818
250,000	Wisconsin State Transportation, Series A (RB) (FSA)
	5.25%, 7/1/16 (B)			288,248
				1,228,049

Total Municipal Bonds
(Cost: $111,441,480)				113,898,197

Number
of Shares
MONEY MARKET FUND: 0.6%
(Cost: $696,820)
696,820	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			696,820

Total Investments: 99.4%
(Cost: $112,138,300)				114,595,017
Other assets less liabilities: 0.6%				640,779
NET ASSETS: 100.0%				$ 115,235,796

		% of
Summary of Investments By Sector (unaudited)		Investments		Value
Airport		3.0%		$ 3,488,128
Bond Bank		1.0		1,109,305
Development		1.7		1,891,851
Education		6.1		7,036,689
Facilities		7.7		8,820,350
General Obligation		31.9		36,595,423
Higher Education		7.6		8,751,135
Medical		3.3		3,786,416
Power		4.7		5,363,686
School District		8.7		9,935,462
Single Family Housing		0.5		500,615
Transportation		13.4		15,392,396
Utilities		2.1		2,383,266
Water		7.7		8,843,475
Money Market Fund		0.6		696,820
		100.0%		$ 114,595,017	-

The aggregate cost of investments owned for Federal income tax purposes is $112,117,062 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$ 2,765,026
Gross Unrealized Depreciation				(287,071)
Net Unrealized Appreciation				$ 2,477,955

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable Security - the redemption date shown is when the security will be redeemed by the issuer
AGM - Assured Guaranty Municipal Corp.
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC Ixis Financial Guaranty
COMWLTH GTD - Commonwealth Guaranteed
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
Q-SBLF - Qualified School Board Loan Fund
RADIAN - Radian Group
RB - Revenue Bond
SAW - State Aid Withholding
SBG - School Board Guaranteed
TA - Tax Allocation
XLCA - Syncora Guarantee Inc.

The summary of inputs used to value the Fund’s net assets as of January 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alaska	$ -	$ 500,615	$ -	$ 500,615
Arizona	-	2,758,902	-	2,758,902
California	-	11,827,445	-	11,827,445
Connecticut	-	560,635	-	560,635
Delaware	-	556,130	-	556,130
District Of Columbia	-	511,187	-	511,187
Florida	-	7,828,589	-	7,828,589
Georgia	-	3,246,796	-	3,246,796
Hawaii	-	1,089,820	-	1,089,820
Illinois	-	7,139,466	-	7,139,466
Indiana	-	2,695,293	-	2,695,293
Kentucky	-	1,936,168	-	1,936,168
Louisiana	-	281,304	-	281,304
Maryland	-	2,468,274	-	2,468,274
Massachusetts	-	2,308,156	-	2,308,156
Michigan	-	2,195,004	-	2,195,004
Minnesota	-	1,094,915	-	1,094,915
Missouri	-	2,425,034	-	2,425,034
Nevada	-	3,944,648	-	3,944,648
New Jersey	-	6,912,547	-	6,912,547
New Mexico	-	1,071,260	-	1,071,260
New York	-	21,209,295	-	21,209,295
Ohio	-	2,582,098	-	2,582,098
Oklahoma	-	275,168	-	275,168
Oregon	-	1,305,366	-	1,305,366
Pennsylvania	-	3,766,065	-	3,766,065
Puerto Rico	-	1,909,605	-	1,909,605
Rhode Island	-	267,623	-	267,623
South Carolina	-	1,016,663	-	1,016,663
Tennessee	-	2,233,733	-	2,233,733
Texas	-	7,147,460	-	7,147,460
Utah	-	142,453	-	142,453
Virginia	-	1,886,176	-	1,886,176
Washington	-	5,352,911	-	5,352,911
West Virginia	-	223,344	-	223,344
Wisconsin	-	1,228,049	-	1,228,049

Money Market Fund:	696,820	-	-	696,820
Total	$ 696,820	$ 113,898,197	$ -	$ 114,595,017

See Note to Schedules of Investments

LONG MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
January 31, 2010 (unaudited)

Principal
Amount				Value
MUNICIPAL BONDS: 98.6%
Alabama: 1.0%
$ 500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC)
	4.50%, 12/1/29 (B)			$ 482,785

Alaska: 1.1%
250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC)
	5.25%, 12/1/34 (B)			250,932
250,000	Alaska State Housing Corp. Home Mortgage, Series A (RB)
	5.00%, 12/1/29 (B)			253,205
				504,137

Arizona: 2.1%
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 1/1/38 (B)			253,185
250,000	Mesa, Arizona Utility System, Second Series (RB) (NATL) (FGIC)
	4.50%, 7/1/28 (B)			247,827
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB)
	5.00%, 9/1/39 (B)			242,113
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/1/32 (B)			221,475
				964,600

California: 21.4%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB) (AMBAC)
	6.30%, 10/1/30 (A)			59,785
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL)
	4.50%, 10/1/32 (B)			458,400
500,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (NATL) (FGIC)
	5.00%, 9/1/34 (B)			471,640
250,000	Bay Area Toll Authority, Series F (RB)
	5.00%, 4/1/31 (B)			255,565
500,000	California Health Facilities Financing Authority (RB)
	5.00%, 4/1/37 (B)			454,120
500,000	California State (GO)
	4.50%, 8/1/30 (B)			427,470
250,000	California State (GO)
	4.875%, 12/1/33 (B)			220,580
250,000	California State Public Works Board (RB)
	5.00%, 11/1/29 (B)			251,448
450,000	California State University Systemwide, Series A (RB) (AMBAC)
	5.00%, 11/1/30 (B)			453,888
375,000	California State Various Purpose (GO)
	5.75%, 4/1/31 (B)			380,835
500,000	California State Various Purpose (GO)
	5.50%, 11/1/39 (B)			478,810
500,000	California Statewide Community Development Authority - Health Facilities (RB)
	5.00%, 3/1/30 (B)			464,495
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC)
	5.00%, 8/1/29 (B)			306,669
500,000	Desert Community College District, Election of 2004, Series C (GO) (AGM)
	5.00%, 8/1/37 (B)			503,725
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP)
	5.00%, 7/1/33 (B)			256,725
500,000	Golden State Tobacco Securitization Corp., Series A-1 (RB)
	5.125%, 6/1/47 (B)			346,270
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO)
	5.79%, 8/1/30 (A)			76,080
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (NATL) (FGIC)
	5.00%, 8/1/32 (B)			252,332
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO)
	5.00%, 8/1/33 (B)			252,237
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (RB) (AGM)
	5.00%, 7/1/35 (B)			254,612
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL)
	4.50%, 1/1/28 (B)			233,483
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC)
	4.50%, 7/1/31 (B)			464,230
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC)
	5.00%, 7/1/30 (B)			252,822
500,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL)
	5.00%, 8/1/35 (B)			508,155
250,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL) (FGIC)
	5.00%, 12/1/36 (B)			252,005
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL)
	5.00%, 7/1/34 (B)			252,703
270,000	San Mateo County, California Transportation, Series A (RB) (NATL)
	4.75%, 6/1/34 (B)			269,212
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL)
	5.00%, 6/1/37 (B)			253,350
250,000	Stockton, California Public Financing Authority, Series A (RB) (R)
	5.25%, 9/1/31 (B)			217,390
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL)
	5.00%, 8/1/28 (B)			255,658
250,000	West Valley Mission Community College District, Election 2004-A (GO) (AGM)
	5.00%, 8/1/30 (B)			255,418
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM)
	6.38%, 9/1/28 (A)			75,448
				9,915,560

Colorado: 0.5%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (NATL) (FHA)
	5.00%, 2/1/31 (B)			241,180

District Of Columbia: 1.6%
750,000	District of Columbia, Children's Hospital Obligated Group (RB) (AGM)
	5.25%, 7/15/45 (B)			739,290

Florida: 4.9%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB)
	5.00%, 10/1/30 (B)			259,415
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 7/1/38 (B)			253,935
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC)
	5.00%, 7/1/39 (B)			239,953
250,000	Miami-Dade County, Florida School Board, Series A (CP) (NATL) (FGIC)
	5.00%, 5/1/32 (B)			243,113
500,000	Palm Beach County, Florida Public Improvement, Series 2 (RB)
	5.375%, 11/1/28 (B)			553,390
250,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 5/1/33 (B)			261,318
250,000	University of Central Florida Convocation Corp., Series A (CP) (NATL) (FGIC)
	5.00%, 10/1/35 (B)			226,103
250,000	University of Northern Florida Financing Corp. (RB) (FGIC)
	5.00%, 11/1/32 (B)			252,863
				2,290,090

Georgia: 1.7%
500,000	Atlanta, Georgia Water & Wastewater System (RB) (AGM)
	5.00%, 11/1/43 (B)			507,975
250,000	Augusta, Georgia Water & Sewer Revenue (RB) (AGM)
	5.25%, 10/1/39 (B)			256,942
				764,917

Illinois: 5.0%
500,000	Chicago, Illinois Project and Refunding, Series A (GO) (AGM)
	4.75%, 1/1/30 (B)			508,220
500,000	Chicago, Illinois Project and Refunding, Series B (GO) (AGM)
	5.00%, 1/1/28 (B)			520,390
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL)
	5.00%, 1/1/29 (B)			518,150
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
	5.75%, 11/15/33 (B)			498,665
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
	5.75%, 11/15/37 (B)			246,225
				2,291,650
Indiana: 1.1%
250,000	Carmel Industrial Redevelopment Authority (RB)
	5.00%, 2/1/29 (B)			258,227
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006 B-5 (RB)
	5.00%, 11/15/36 (B)			248,158
				506,385

Kansas: 1.1%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL)
	5.30%, 6/1/31 (B)			255,795
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health
	System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/34 (B)			258,095
				513,890

Kentucky: 1.1%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB)
	5.00%, 10/1/27 (B)			262,637
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital &
	Saint Mary's Health Care (RB)
	6.125%, 2/1/37 (B)			259,015
				521,652

Louisiana: 1.1%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (NATL) (FGIC)
	5.375%, 6/1/32 (B)			256,137
250,000	St. John, Louisiana Marathon Oil Corp. Project, Series A (RB)
	5.125%, 6/1/37 (B)			237,483
				493,620

Maryland: 1.2%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins
	University, Series A (RB)
	5.25%, 7/1/38 (B)			533,935

Massachusetts: 4.7%
250,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 7/1/30			281,645
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC)
	5.00%, 5/1/41 (B)			511,805
150,000	Massachusetts State Consolidated Loan, Series B (GO)
	5.00%, 7/1/29 (B)			161,784
250,000	Massachusetts State Health & Educational Facilities Authority, Caregroup, Series E-1 (RB)
	5.00%, 7/1/28 (B)			237,697
500,000	Massachusetts State School Building Authority, Dedicated Sales Tax, Series A (RB) (AGM)
	5.00%, 8/15/30 (B)			524,845
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM)
	4.50%, 8/1/46 (B)			466,160
				2,183,936

Michigan: 1.6%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM)
	5.00%, 7/1/33 (B)			242,605
250,000	Michigan State Building Authority (RB) (NATL) (FGIC)
	5.15%, 10/15/28 (A) (B)			81,940
225,000	Michigan State Building Authority, Series I (RB) (AMBAC)
	5.00%, 10/15/33 (B)			216,227
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB)
	5.25%, 11/15/46 (B)			218,243
				759,015

Missouri: 1.5%
250,000	Missouri State Health & Educational Facilities, Series A (RB)
	5.00%, 6/1/36 (B)			251,505
460,000	Missouri State Health & Educational Facilities, Series A (RB)
	5.50%, 11/15/39 (B)			460,276
				711,781

Nebraska: 0.5%
250,000	Nebraska Public Power District, Series C (RB) (NATL) (FGIC)
	5.00%, 1/1/41 (B)			252,153

New Jersey: 3.5%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC)
	5.00%, 9/1/37 (B)			497,015
500,000	New Jersey State Tobacco Settlement Financing Corp.(RB)
	5.00%, 6/15/41 (B)			346,750
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO)
	5.50%, 12/15/38 (B)			536,195
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.88%, 12/15/33 (A)			241,100
				1,621,060

New Mexico: 1.1%
500,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB)
	5.125%, 8/1/35 (B)			502,050

New York: 14.4%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB)
	5.00%, 2/15/47 (B)			118,554
750,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB)
	5.25%, 10/1/35			754,162
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/34 (B)			258,388
250,000	New York City Fiscal 2009-Subseries F-1 (GO)
	5.50%, 11/15/26 (B)			275,387
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL)
	5.00%, 3/1/36 (B)			235,088
250,000	New York City Refunding, Series G (GO)
	5.00%, 12/1/33 (B)			254,702
250,000	New York City Transitional Finance Authority, Series E (RB)
	5.00%, 2/1/33 (B)			255,430
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC)
	5.00%, 11/15/44 (B)			235,107
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC)
	5.00%, 11/15/35 (B)			245,712
350,000	New York State Dormitory Authority, Columbia University (RB)
	5.00%, 7/1/31 (B)			371,847
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (NATL) (FGIC)
	5.25%, 7/1/29 (B)			249,685
250,000	New York State Dormitory Authority, Non State Supported Debt,
	Hudson Valley Hospital Center (RB) (AGM) (FHA)
	5.00%, 8/15/36 (B)			251,555
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
	5.00%, 3/15/31 (B)			520,240
470,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB)
	5.00%, 3/15/30 (B)			486,690
375,000	New York State Thruway Authority, Series G (RB) (AGM)
	5.00%, 1/1/30 (B)			388,088
250,000	New York State Urban Development Corp., Series A (RB)
	5.00%, 12/15/26 (B)			267,940
500,000	New York State Urban Development Corp., Series A (RB)
	5.00%, 12/15/27 (B)			533,090
500,000	New York State Urban Development Corp., Series A (RB) (NATL) (FGIC)
	5.25%, 3/15/34 (B)			515,440
500,000	Port Authority of New York & New Jersey, Series 160 (RB)
	4.125%, 9/15/32 (B)			462,825
				6,679,930

North Carolina: 1.1%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 6/1/39 (B)			259,420
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB)
	5.00%, 7/1/31 (B)			264,440
				523,860
Ohio: 0.9%
500,000	Buckeye Ohio Tobacco Settlement Financing Authority (RB)
	5.875%, 6/1/30 (B)			428,825

Oklahoma: 1.5%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB)
	5.00%, 2/15/42 (B)			225,660
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB)
	4.60%, 12/15/31 (B)			464,335
				689,995

Oregon: 0.7%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG)
	4.82%, 6/15/28			331,776

Pennsylvania: 1.6%
250,000	Pennsylvania State Higher Education (RB) (NATL)
	4.50%, 4/1/36 (B)			234,277
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 6/1/39 (B)			253,708
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 6/1/39 (B)			253,664
				741,649

Puerto Rico: 1.8%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC)
	6.93%, 7/1/43 (A)			25,220
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB)
	5.125%, 12/1/27 (B)			251,835
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
	5.25%, 7/1/29			253,648
285,000	Puerto Rico Sales Tax Financing Corp., Sub-Series A (RB)
	5.25%, 8/1/27 (B)			289,902
				820,605

South Carolina: 2.3%
350,000	Berkeley County, South Carolina School District, Securing Assets for Education (RB)
	5.125%, 12/1/30 (B)			354,497
250,000	Kershaw County, South Carolina Public School Foundation (RB) (CIFG)
	5.00%, 12/1/31 (B)			247,687
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC)
	4.50%, 10/1/31 (B)			481,865
				1,084,049

Texas: 12.6%
250,000	Alamo, Texas Community College District (GO) (NATL) (FGIC)
	4.50%, 8/15/33 (B)			249,635
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC)
	5.00%, 12/1/32 (B)			258,897
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/1/43 (B)			258,000
500,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM)
	5.00%, 10/1/30 (B)			519,940
250,000	Denton, Texas Independent School District, School Building (GO) (PSF-GTD)
	5.00%, 8/15/27 (B)			268,812
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO)
	5.00%, 8/15/28 (B)			260,030
500,000	El Paso, Texas Independent School District, School Building (GO) (PSF-GTD)
	5.00%, 8/15/29 (B)			532,575
250,000	Fort Bend, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 8/15/27 (B)			269,982
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB)(NATL)
	5.00%, 8/15/29 (B)			518,590
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.375%, 3/1/38 (B)			525,190
500,000	Houston, Texas Combined Utility System, First Lien (RB) (AGM)
	5.00%, 11/15/35 (B)			507,735
250,000	Houston, Texas Combined Utility System, First Lien Series A (RB) (AGM)
	5.00%, 11/15/27 (B)			262,300
500,000	North Texas Thruway Authority (RB) (AGO)
	6.69%, 1/1/36 (A)			100,475
250,000	Prosper, Texas Independent School District, School Building (GO) (PSF-GTD)
	5.00%, 2/15/41 (B)			255,795
250,000	SA Energy Acquisition Public Facility Corp. (RB)
	5.50%, 8/1/27 (B)			260,893
250,000	Tarrant Regional Water District (RB) (NATL) (FGIC)
	5.00%, 3/1/27 (B)			261,305
250,000	University of Houston, Texas (RB) (AGM)
	5.25%, 2/15/27 (B)			270,395
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB)
	5.00%, 3/1/36 (B)			257,015
				5,837,564

Virginia: 1.6%
195,000	Virginia College Building Authority, Regent University (RB)
	5.00%, 6/1/36 (B)			164,582
570,000	Virginia College Building Authority, Series A (RB) (SAW)
	4.50%, 9/1/27 (B)			589,967
				754,549

Washington: 2.3%
250,000	Port of Seattle, Washington, Series A (RB)
	5.25%, 5/1/27 (B)			268,140
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL)
	5.00%, 2/1/29 (B)			262,940
500,000	Seattle, Washington Water System Improvement & Refunding (RB)
	5.00%, 2/1/28 (B)			534,980
				1,066,060
Total Municipal Bonds:
(Cost: $44,206,662)				45,752,548

Total Investments: 98.6%
(Cost: $44,206,662)				45,752,548
Other assets less liabilities: 1.4%				635,964
NET ASSETS: 100.0%				$ 46,388,512

			% of
Summary of Investments By Sector (unaudited)			Investments	Value
Development			3.3%	$ 1,524,900
Education			6.8	3,105,366
Facilities			9.7	4,448,908
General Obligation			18.5	8,459,026
Higher Education			9.1	4,151,481
Housing			0.5	250,932
Medical			13.7	6,273,749
Multifamily Housing			0.6	251,835
Pollution			0.6	262,940
Power			2.7	1,218,813
School District			5.9	2,684,923
Single Family Housing			0.5	253,205
Tobacco Settlement			2.4	1,121,845
Transportation			12.3	5,638,798
Utilities			3.3	1,493,725
Water			10.1	4,612,102
			100.0%	$ 45,752,548

The aggregate cost of investments owned for Federal income tax purposes is $44,185,447 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation				$ 1,842,304
Gross Unrealized Depreciation				(275,203)
Net Unrealized Appreciation				$ 1,567,101

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable Security - the redemption date shown is when the security will be redeemed by the issuer
AGO - Assured Guaranty Ltd.
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corporation
CIFG - CIFG Assurance North America, Inc.
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Association
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
R - Radian Insurance, Inc.
RB - Revenue Bond
SAW - State Aid Withholding
SBG - School Bond Guaranty

The summary of inputs used to value each Fund’s net assets as of January 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alabama	$ -	$ 482,785	$ -	$ 482,785
Alaska	-	504,137	-	504,137
Arizona	-	964,600	-	964,600
California	-	9,915,560	-	9,915,560
Colorado	-	241,180	-	241,180
District Of Columbia	-	739,290	-	739,290
Florida	-	2,290,090	-	2,290,090
Georgia	-	764,917	-	764,917
Illinois	-	2,291,650	-	2,291,650
Indiana	-	506,385	-	506,385
Kansas	-	513,890	-	513,890
Kentucky	-	521,652	-	521,652
Louisiana	-	493,620	-	493,620
Maryland	-	533,935	-	533,935
Massachusetts	-	2,183,936	-	2,183,936
Michigan	-	759,015	-	759,015
Missouri	-	711,781	-	711,781
Nebraska	-	252,153	-	252,153
New Jersey	-	1,621,060	-	1,621,060
New Mexico	-	502,050	-	502,050
New York	-	6,679,930	-	6,679,930
North Carolina	-	523,860	-	523,860
Ohio	-	428,825	-	428,825
Oklahoma	-	689,995	-	689,995
Oregon	-	331,776	-	331,776
Pennsylvania	-	741,649	-	741,649
Puerto Rico	-	820,605	-	820,605
South Carolina	-	1,084,049	-	1,084,049
Texas	-	5,837,564	-	5,837,564
Virginia	-	754,549	-	754,549
Washington	-	1,066,060	-	1,066,060
Total	$ -	$ 45,752,548	$ -	$ 45,752,548

See Note to Schedules of Investments

PRE-REFUNDED MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
January 31, 2010 (unaudited)

Par
Amount				Value
MUNICIPAL BONDS: 98.6%
Alabama: 2.4%
$ 500,000	Birmingham, Alabama, Series B (GO) (AMBAC)
	5.00%, 12/1/32 (B)			$ 557,850
250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL)
	5.00%, 1/1/43 (B)			279,615
				837,465

Arizona: 1.6%
500,000	Arizona School Facilities Board, Series A (CP) (NATL)
	5.25%, 9/1/15 (B)			565,545

California: 14.6%
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AGM)
	4.10%, 7/1/12			270,600
1,350,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC)
	5.00%, 7/1/33 (B)			1,570,563
250,000	California State (GO)
	5.00%, 11/1/18 (B)			269,467
875,000	California State (GO)
	5.125%, 2/1/27 (B)			1,008,184
250,000	California State (GO)
	5.125%, 3/1/31 (B)			263,165
250,000	California Water Resources Department Power Supply, Series A (RB) (AMBAC)
	5.375%, 5/1/18 (B)			278,440
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL)
	3.983% , 8/1/19 (A)			251,296
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB)
	3.55%, 1/1/20 (A)			351,410
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM)
	5.25%, 7/1/20 (B)			285,723
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC)
	5.00%, 12/1/35 (B)			290,852
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (AGM)
	5.00%, 9/1/17 (B)			270,388
				5,110,088
Colorado: 0.8%
250,000	Colorado Department of Transportation Revenue (RB)
	5.375%, 6/15/13 (B)			279,527

Connecticut: 1.6%
500,000	Connecticut State, Series B (GO)
	5.50%, 6/15/18 (B)			555,605

Florida: 2.5%
250,000	Collier County, Florida School Board (CP) (AGM)
	5.375%, 2/15/21 (B)			273,235
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC)
	5.50%, 10/1/32 (B)			275,350
290,000	South Broward Hospital District, Florida (RB)
	5.625%, 5/1/32 (B)			322,181
				870,766

Georgia: 3.2%
250,000	Georgia State Series D (GO)
	5.00%, 11/1/14 (B)			269,240
250,000	Georgia State, Series D (GO)
	5.00%, 7/1/18 (B)			289,177
500,000	Georgia State, Series B (GO)
	5.125%, 5/1/15 (B)			549,180
				1,107,597

Hawaii: 2.0%
500,000	Hawaii State Series CX (GO) (FSA)
	5.50%, 2/1/15 (B)			548,395
150,000	Hawaii State Series CZ (GO) (AGM)
	5.25%, 7/1/15 (B)			166,288
				714,683

Illinois: 8.2%
265,000	Chicago, Illinois (GO) (NATL)
	5.50%, 1/1/38 (B)			280,094
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO)
	5.00%, 12/1/35 (B)			585,870
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO)
	5.375%, 12/1/14 (B)			563,825
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM)
	5.00%, 1/1/26 (B)			877,357
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
	5.00%, 1/1/31 (B)			584,905
				2,892,051

Kentucky: 2.4%
500,000	Kentucky State Property & Buildings Commission, No. 69 Series A (RB) (FSA)
	5.25%, 8/1/15 (B)			535,395
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM)
	5.00%, 8/1/25 (B)			291,673
				827,068

Maryland: 0.8%
250,000	Montgomery County, Maryland, Series A (GO)
	5.00%, 2/1/20 (B)			264,203

Massachusetts: 4.7%
650,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 7/1/25 (B)			758,602
250,000	Massachusetts State Consolidated Loan, Series C (GO)
	5.00%, 9/1/25 (B)			292,995
500,000	Massachusetts State Water Resources Authority, Series A (RB)
	6.50%, 7/15/19			610,835
				1,662,432

Michigan: 3.8%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (RB) (AGM) (Q-SBLF)
	5.50%, 5/1/21 (B)			496,948
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM)
	5.00%, 7/1/26 (B)			282,282
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL)
	5.25%, 7/1/32 (B)			570,540
				1,349,770

Minnesota: 6.7%
300,000	Minnesota Public Facilities Authority, Water Pollution Control, Series A (RB)
	5.00%, 3/1/19 (B)			327,150
500,000	Minnesota State (GO)
	5.50%, 6/1/12 (B)			508,745
250,000	Minneapolis, Minnesota Health Care System, Series A (RB)
	5.75%, 11/15/32 (B)			283,993
250,000	University of Minnesota, Series A (RB)
	5.75%, 7/1/11			268,468
550,000	University of Minnesota, Series A (RB)
	5.75%, 7/1/17			670,230
250,000	University of Minnesota, Series A (RB)
	5.75%, 7/1/18			304,920
				2,363,506

Nevada: 2.9%
500,000	Clark County, Nevada Bond Bank (GO) (NATL)
	5.00%, 6/1/32 (B)			557,850
410,000	Clark County, Nevada School District, Series D (GO) (NATL)
	5.00%, 6/15/16 (B)			469,524
				1,027,374

New Jersey: 16.4%
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM)
	5.25%, 11/1/16 (B)			574,910
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM)
	5.25%, 11/1/18 (B)			287,455
200,000	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A (RB)
	6.375%, 4/1/18 (B)			239,102
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC)
	5.25%, 6/15/16 (B)			399,371
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL)
	5.00%, 9/1/17 (B)			667,479
250,000	New Jersey Health Care Facilities Financing Authority Capital, Health System Obligation Group, Series A (RB)
	5.75%, 7/1/23 (B)			283,145
250,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 6/15/10			255,073
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.75%, 6/15/15			602,010
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
	5.25%, 6/15/16 (B)			589,260
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
	5.25%, 6/15/18 (B)			589,260
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC)
	5.00%, 6/15/18 (B)			697,788
500,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB)
	6.125%, 6/1/42 (B)			560,655
				5,745,508

New York: 1.0%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL)
	6.00%, 4/1/20			353,337

North Carolina: 0.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB)
	5.00%, 1/15/45 (B)			115,963

Ohio: 4.1%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM)
	5.25%, 12/1/14 (B)			576,545
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM)
	5.00%, 12/1/31 (B)			571,875
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC)
	5.25%, 1/1/21 (B)			271,755
				1,420,175

Oregon: 1.6%
250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services Inc. (RB)
	5.40%, 1/1/17 (B)			272,465
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB)
	5.125%, 11/15/26 (B)			279,700
				552,165

Pennsylvania: 4.8%
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW)
	5.625%, 8/1/13 (B)			558,805
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC)
	5.25%, 11/1/22 (B)			279,050
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW)
	5.00%, 6/1/33 (B)			564,765
250,000	Southcentral Pennsylvania General Authority, Wellspan Health Obligated Group (RB)
	5.625%, 5/15/26 (B)			268,548
				1,671,168

Puerto Rico: 1.5%
450,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
	5.00%, 7/1/33 (B)			511,349

Rhode Island: 3.2%
500,000	Rhode Island Depositors Economic Protection Corp., Series B (RB) (NATL)
	5.80%, 8/1/12			558,980
500,000	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group (RB)
	6.50%, 8/15/32 (B)			569,295
				1,128,275

South Carolina: 1.1%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB)
	6.00%, 12/1/20 (B)			374,342

Tennessee: 1.6%
500,000	Shelby County, Tennessee Health Educational & Housing Facilities Board, Methodist Health (RB)
	6.50%, 9/1/26 (B)			571,185

Texas: 1.6%
250,000	Dallas, Texas Waterworks & Sewer System (RB)
	5.00%, 10/1/15 (B)			284,890
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM)
	5.375%, 8/15/23 (B)			278,960
				563,850

Utah: 0.8%
250,000	Utah, Series A (GO)
	5.25%, 7/1/14 (B)			277,148

Wisconsin: 2.4%
250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB)
	5.75%, 8/15/25 (B)			277,855
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC)
	5.75%, 7/1/17 (B)			559,620
				837,475

Total Municipal Bonds
(Cost: $34,085,291)				34,549,620
Number
of Shares
MONEY MARKET FUND: 0.5%
(Cost: $180,918)
180,918	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			180,918

Total Investments: 99.1%
(Cost: $34,266,209)				34,730,538
Other assets less liabilities: 0.9%				331,141
NET ASSETS: 100.0%				$ 35,061,679

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable Security - the redemption date shown is when the security will be redeemed by the issuer
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corporation
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance Inc.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
Q-SBLF - Qualified School Board Loan Fund
RB - Revenue Bond
SAW -State Aide Withholding

The aggregate cost of investments owned for Federal income tax purposes is $34,266,254 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 466,148
Gross Unrealized Depreciation				(1,864)
Net Unrealized Appreciation				$ 464,284

		% of
Summary of Investments By Sector (unaudited)		Investments		Value
Development		3.1%		$ 1,085,537
Education		4.2		1,441,192
Facilities		4.8		1,677,328
General Obligation		24.0		8,318,630
Higher Education		4.7		1,629,969
Medical		8.2		2,848,667
Power		0.8		278,440
School District		13.3		4,614,261
Tobacco Settlement		1.6		560,655
Transportation		25.6		8,897,972
Water		9.2		3,196,969
Money Market Fund		0.5		180,918
		100.0%		$ 34,730,538

The summary of inputs used to value the Fund’s net assets as of January 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alabama	$ -	$ 837,465	$ -	$ 837,465
Arizona	-	565,545	-	565,545
California	-	5,110,088	-	5,110,088
Colorado	-	279,527	-	279,527
Connecticut	-	555,605	-	555,605
Florida	-	870,766	-	870,766
Georgia	-	1,107,597	-	1,107,597
Hawaii	-	714,683	-	714,683
Illinois	-	2,892,051	-	2,892,051
Kentucky	-	827,068	-	827,068
Maryland	-	264,203	-	264,203
Massachusetts	-	1,662,432	-	1,662,432
Michigan	-	1,349,770	-	1,349,770
Minnesota	-	2,363,506	-	2,363,506
Nevada	-	1,027,374	-	1,027,374
New Jersey	-	5,745,508	-	5,745,508
New York	-	353,337	-	353,337
North Carolina	-	115,963	-	115,963
Ohio	-	1,420,175	-	1,420,175
Oregon	-	552,165	-	552,165
Pennsylvania	-	1,671,168	-	1,671,168
Puerto Rico	-	511,349	-	511,349
Rhode Island	-	1,128,275	-	1,128,275
South Carolina	-	374,342	-	374,342
Tennessee	-	571,185	-	571,185
Texas	-	563,850	-	563,850
Utah	-	277,148	-	277,148
Wisconsin	-	837,475	-	837,475

Money Market Fund:	180,918	-	-	180,918
Total	$ 180,918	$ 34,549,620	$ -	$ 34,730,538

See Note to Schedules of Investments

SHORT MUNICIPAL INDEX ETF
SCHEDULE OF INVESTMENTS
January 31, 2010 (unaudited)

Principal
Amount				Value
MUNICIPAL BONDS: 98.6%
Alabama: 1.2%
$ 250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB)
	5.00%, 12/1/11			$ 268,110
500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB)
	5.00%, 12/1/15			565,065
				833,175

Arizona: 4.6%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB)
	4.00%, 1/1/16			546,140
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County
	Regional Area Road Fund (RB)
	5.00%, 7/1/14			284,115
250,000	Arizona State School Facilities Board, Series A-1 (CP) (NATL) (FGIC)
	5.00%, 9/1/14			275,960
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB)
	5.00%, 10/1/14			663,579
305,000	Maricopa County, Arizona Community College District, Series C (GO)
	4.00%,7/1/14			338,388
525,000	Phoenix, Arizona Civic Improvement Corp., (RB) (AMBAC)
	5.00%, 7/1/11			553,129
500,000	Phoenix, Arizona, Series B (GO)
	5.00%, 7/1/15 (B)			566,675
				3,227,986

California: 11.7%
250,000	Alameda, California Corridor Transportation Authority
	Sub Lien, Series A (RB) (AMBAC)
	5.43%, 10/1/13 (A)			217,657
500,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	4.00%, 8/1/10 (B)			504,255
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 8/1/10 (B)			253,347
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA)
	5.00%, 8/1/11 (B)			255,962
250,000	California Infrastructure & Economic Development, Workers Compensation
	Relief, Series A (RB) (AMBAC)
	3.50%, 10/1/10			255,128
250,000	California State (GO)
	5.00%, 11/1/13			275,495
250,000	California State (GO)
	5.00%, 8/1/14			276,413
1,000,000	California State (GO)
	5.00%, 10/1/15			1,097,370
175,000	California State (GO)
	5.00%, 11/1/15			192,075
1,000,000	California Statewide Communities Development Authority (RB)
	5.00%, 6/15/13			1,069,850
500,000	California Statewide Communities Development Authority, Series A (RB)
	5.00%, 4/1/13			543,630
250,000	California State Economic Recovery, Series A (GO)
	5.00%, 7/1/11			263,215
250,000	California State Economic Recovery, Series A (GO)
	5.25%, 7/1/13			278,320
500,000	California State Public Works Board, Series J (RB) (AMBAC)
	5.00%, 1/1/15			530,775
250,000	California State University Systemwide, Series A (RB) (AGM)
	5.00%, 11/1/13			281,155
250,000	Los Angeles, California Community College District, Election 2001 Series A (GO) (AGM)
	5.25%, 8/1/12			277,093
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding,
	2nd Senior Series A (RB) (AGO)
	5.00%, 7/1/12			273,260
250,000	Los Angeles, California Public Works Financing Authority,
	Regional Park & Open Space District, Series A (SA) (NATL)
	5.00%, 10/1/13			283,828
500,000	Riverside County, California State Public Safety Communication Project, Series A (RB)
	5.00%, 11/1/14			548,530
500,000	Regents of University of California Medical Center, Series D (RB)
	5.00%, 5/15/14			562,580
				8,239,938

Colorado: 0.2%
125,000	Colorado State Department of Corrections (CP) (AMBAC)
	5.00%, 3/1/11			130,760

Connecticut: 4.8%
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/14			285,735
500,000	Connecticut State, Series B (GO)
	5.00%, 5/1/15			576,200
345,000	Connecticut State Bond Anticipation, Series B (GO)
	4.00%, 6/1/11			360,066
1,000,000	Connecticut State Economic Recovery, Series A (GO)
	3.00%, 1/1/13 (B)			1,031,860
260,000	Connecticut State Economic Recovery, Series A (GO)
	5.00%, 1/1/13			289,367
500,000	Connecticut State Economic Recovery, Series A (GO)
	4.00%, 1/1/14			549,105
250,000	Connecticut State Special Tax Obligation, Transportation
	Infrastructure Series A (ST) (NATL)
	5.00%, 7/1/14			284,685
				3,377,018

Delaware: 0.4%
250,000	Delaware State, Series A (GO)
	5.00%, 1/1/14			286,602

District of Columbia: 0.4%
250,000	Washington D.C. Convention Center Authority Dedicated Tax,
	Senior Lien, Series A (RB) (AMBAC)
	5.00%, 10/1/12			266,452

Florida: 5.0%
250,000	Citizens Property Insurance Corp., Senior Secured High Risk
	Account - A (RB) (NATL)
	5.00%, 3/1/12			263,615
250,000	Citizens Property Insurance Corp., Senior Secured High Risk
	Account - A (RB) (NATL)
	5.00%, 3/1/13			265,650
500,000	Citizens Property Insurance Corp., Senior Secured High Risk
	Account - A (RB) (NATL)
	5.00%, 3/1/14			532,955
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB)
	5.00%, 7/1/13			1,096,350
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC)
	5.00%, 7/1/13			278,280
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
	5.00%, 6/1/15			286,900
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC)
	5.00%, 11/1/13			281,934
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC)
	5.00%, 3/15/12 (B)			260,172
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC)
	5.00%, 8/1/12			268,413
				3,534,269

Georgia: 1.6%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM)
	5.00%, 10/1/13			283,250
450,000	Georgia State Road & Tollway Authority (RB) (NATL)
	5.00%, 6/1/15			515,444
250,000	Georgia State, Series A (GO)
	5.00%, 9/1/15			291,693
				1,090,387

Hawaii: 0.6%
375,000	Hawaii State, Series DJ (GO) (AMBAC)
	5.00%, 4/1/15			432,083

Illinois: 8.5%
250,000	Chicago, Illinois, Series A (GO) (AGM)
	5.00%, 1/1/14			280,885
500,000	Chicago, Illinois, Series A (GO) (AGM)
	5.00%, 1/1/15			566,070
125,000	Chicago, Illinois, Board of Education, Series A (GO) (NATL)
	5.25%, 6/1/13 (B)			138,566
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM)
	5.00%, 12/1/13			278,378
125,000	Chicago, Illinois, O'Hare International Airport, Series A (RB) (AGM)
	5.00%, 1/1/14			138,095
250,000	Chicago, Illinois, O'Hare International Airport, 3rd Lien,
	Series B (RB) (NATL) (FGIC)
	5.25%, 1/1/15			276,465
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC)
	5.00%, 6/1/13			873,896
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB)
	5.25%, 5/15/15			516,950
500,000	Illinois State (GO)
	5.00%, 1/1/14			554,955
220,000	Illinois State (GO) (AGM)
	5.00%, 9/1/14			246,785
500,000	Illinois State, Series A (GO)
	3.50%, 9/1/12			525,580
500,000	Illinois State, Series A (GO)
	3.50%, 9/1/14			527,260
500,000	Illinois State, Series A (GO)
	3.50%, 9/1/15			519,525
250,000	Illinois State, Series A (GO)
	5.00%, 6/1/11			263,017
250,000	Illinois State, Series A (GO)
	5.00%, 6/1/13			275,892
				5,982,319

Kentucky: 0.2%
100,000	Kentucky State Property & Buildings Commission (RB) (NATL) (FGIC)
	5.00%, 11/1/11			106,700

Louisiana: 0.4%
300,000	Louisiana State Citizen's Property Insurance Corp., Series B (RB) (AMBAC)
	5.25%, 6/1/14			315,492

Maine: 0.4%
250,000	Maine Municipal Bond Bank, Series A (RB)
	5.00%, 11/1/13			284,087

Maryland: 0.8%
500,000	Anne Arundel County, Maryland Consolidated General Improvement (GO)
	5.00%, 3/1/14			573,235

Massachusetts: 0.6%
100,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.00%, 7/1/15			114,318
250,000	Massachusetts State, Series B (GO)
	5.00%, 8/1/13			282,690
				397,008

Michigan: 0.8%
250,000	Detroit, Michigan City School District, School Building and Site
	Improvement (GO) (AGM) (Q-SBLF)
	5.00%, 5/1/15			270,425
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (AGM)
	5.00%, 6/1/13			272,673
				543,098

Minnesota: 4.7%
1,000,000	Hennepin County, Minneapolis, Series B (GO)
	4.00%, 12/1/14			1,116,490
500,000	Minneapolis, Minnesota Special School District No. 1
	Series A (CP) (NATL) (SD CRED PROG)
	4.50%, 2/1/14 (B)			550,590
500,000	Minnesota State (GO)
	5.00%, 8/1/11			533,225
500,000	Minnesota State, Series F (GO)
	4.00%, 8/1/13			550,660
500,000	Minnesota State, Series H (GO)
	5.00%, 11/1/14			580,590
				3,331,555

Mississippi: 1.6%
750,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (NATL) (FGIC)
	5.00%, 1/1/15			823,755
250,000	Mississippi State Capital Improvement (GO) (AGM)
	5.00%, 11/1/12 (B)			275,568
				1,099,323

Missouri: 0.7%
515,000	Mississippi Highways & Transportation Commission, Series A (RB)
	2.25%, 5/1/15			519,831

Nebraska: 1.2%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB)
	5.00%, 12/1/14			264,575
250,000	Nebraska Public Power District, Series B (RB) (AGM)
	5.00%, 1/1/13			275,960
250,000	Nebraska Public Power District, Series B (RB) (AGM)
	5.00%, 1/1/14			281,187
				821,722

Nevada: 1.5%
250,000	Clark County, Nevada School District, Series A (GO)
	5.00%, 6/15/11			263,503
250,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 6/15/13			277,053
250,000	Clark County, Nevada School District, Series B (GO)
	5.00%, 6/15/14			279,760
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB)
	4.00%, 7/1/12			256,765
				1,077,081

New Jersey: 2.6%
600,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC)
	5.00%, 6/15/13			616,794
475,000	New Jersey Economic Development Authority, School Facilities
	Construction, Series O (RB)
	5.25%, 3/1/15			536,194
595,000	New Jersey State, Series L (GO) (AMBAC)
	5.25%, 7/15/15			691,699
				1,844,687

New York: 16.7%
500,000	Erie City, New York, Industrial Development Agency (RB) (AGM)
	5.00%, 5/1/12			539,165
125,000	Long Island Power Authority, Electric System, Series 2006F (RB) (NATL)
	5.00%, 5/1/11			131,519
250,000	Metropolitan Transit Authority, Series A (RB)
	5.00%, 11/15/13 (B)			277,673
550,000	Nassau County, New York, Series F (GO)
	4.00%, 10/1/14			597,691
250,000	New York City, Series A-1 (GO)
	4.00%, 8/1/12			266,322
500,000	New York City, Series E (GO)
	4.00%, 8/1/14			543,675
250,000	New York City, Series H (GO)
	5.00%, 8/1/13			278,775
250,000	New York City, Series J (GO)
	5.00%, 3/1/14			280,895
500,000	New York City, Series K (GO)
	4.00%, 8/1/14			543,675
250,000	New York City, Series O (GO)
	5.00%, 6/1/12			271,197
250,000	New York City Industrial Development Agency, Civic Facility (RB) (AGM)
	5.00%, 11/15/11			262,033
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL)
	5.00%, 3/1/14			251,333
500,000	New York City Transitional Financing Authority, Sub Series A-1 (RB)
	5.00%, 8/1/13			563,000
500,000	New York City Transitional Financing Authority, Sub Series D (RB)
	5.00%, 11/1/12			553,285
500,000	New York City Transitional Financing Authority, Sub Series D (RB)
	5.00%, 11/1/15			572,530
340,000	New York State Dormitory Authority, City University System, Series A (RB)
	4.00%, 7/1/14			367,673
250,000	New York State Dormitory Authority, State Personal Tax, Series A (RB)
	5.00%, 3/15/14			285,122
250,000	New York State Dormitory Authority, State Personal Tax, Series B (RB)
	5.00%, 3/15/13			279,790
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB)
	5.00%, 12/15/12			807,614
500,000	New York State Dormitory Authority, State Personal Tax, Series D (RB)
	5.00%, 6/15/13			563,205
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB)
	5.00%, 12/15/13			285,175
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB)
	5.00%, 4/1/13			535,240
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL)
	5.00%, 1/1/13			273,182
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL)
	5.00%, 1/1/14			277,477
250,000	New York State Thruway Authority, Second General
	Highway & Bridge Trust Fund, Series A (RB)
	2.25%, 4/1/12			256,825
500,000	New York State Thruway Authority, Second General
	Highway & Bridge Trust Fund, Series A (RB) (NATL)
	5.25%, 4/1/13			559,805
125,000	New York State Thruway Authority, Second General
	Highway & Bridges Trust Fund, Series A (RB)
	5.00%, 4/1/13			139,400
260,000	New York State Urban Development Corp., Service Contract, Series A (RB)
	5.00%, 1/1/14			291,699
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB)
	5.00%, 12/15/12			278,113
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
	5.00%, 12/15/13			568,320
				11,701,408

North Carolina: 2.1%
450,000	North Carolina, Infrastructure Financing Corp., Series A (CP)
	5.00%, 2/1/14			506,740
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM)
	5.00%, 5/1/14			284,297
100,000	North Carolina State Public Improvement, Series A (GO)
	5.50%, 3/1/15			118,839
500,000	Wake County, North Carolina, Series D (GO)
	4.00%, 2/1/15			556,870
				1,466,746

Ohio: 2.4%
250,000	Ohio State Common Schools, Series D (GO)
	5.00%, 9/15/13			282,952
750,000	Ohio State Department of Administrative Services, Series A (CP) (NATL)
	5.00%, 9/1/13			838,042
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (AGM)
	5.00%, 6/15/14			283,670
250,000	Ohio State University, Series A (RB)
	5.00%, 12/1/13			283,325
				1,687,989

Puerto Rico: 6.1%
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO)
	5.00%, 7/1/15			820,860
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB)
	5.00%, 12/1/14			263,782
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB)
	5.00%, 12/1/15			522,300
250,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
	5.00%, 7/1/14 (B)			289,760
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority,
	Series C (ST) (AMBAC)
	5.50%, 7/1/13			267,682
425,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
	5.25%, 7/1/14			464,406
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL)
	5.00%, 7/1/14			216,492
250,000	Puerto Rico Public Buildings Authority, Government Facilities,
	Series J (RB) (COMWLTH GTD)
	5.00%, 7/1/12 (B)			256,610
300,000	Puerto Rico Public Buildings Authority, Government Facilities,
	Series M (RB) (COMWLTH GTD)
	5.75%, 7/1/15			321,837
575,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
	3.75%, 8/1/11			604,630
250,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
	3.75%, 8/1/15			265,290
				4,293,649

South Carolina: 0.4%
250,000	Greenville County, South Carolina School District Installment (RB)
	5.00%, 12/1/11			266,368

Texas: 4.1%
250,000	Houston, Texas Independent School District (GO) (PSF-GTD)
	5.00%, 2/15/14			284,963
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM)
	5.25%, 11/15/14			282,853
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB)
	5.00%, 12/15/14 (B)			264,913
275,000	Texas Round Rock Independent School District, (GO) (PSF-GTD)
	5.00%, 8/1/11			292,933
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	5.00%, 4/1/14			285,380
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB)
	4.00%, 4/1/13			136,271
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB)
	5.625%, 7/15/14			488,032
250,000	University of Texas Revenue Financing System, Series D (RB)
	5.00%, 8/15/14 (B)			287,260
500,000	University of Texas Revenue Financing System, Series D (RB)
	5.00%, 8/15/14 (B)			574,520
				2,897,125

Virginia: 7.4%
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 4/1/11			263,457
750,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 10/1/11			805,492
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW)
	5.00%, 4/1/14			575,350
250,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW)
	5.00%, 10/1/14			290,470
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/1/13			143,374
500,000	Virginia College Building Authority (RB)
	5.00%, 9/1/13			567,655
250,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB)
	5.00%, 10/1/12			277,450
500,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB)
	5.00%, 10/1/13			569,970
500,000	Virginia State, Series A (GO)
	5.00%, 6/1/13			565,645
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB)
	5.00%, 8/1/13			565,750
500,000	Virginia State Resources Authority, Clean Water Revolving (RB)
	5.25%, 10/1/12			558,040
				5,182,653

Washington: 2.6%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL)
	5.25%, 3/1/14			279,683
250,000	Seattle, Washington Municipal Light & Power Improvement & Refunding (RB) (AGM)
	5.00%, 8/1/13			279,590
350,000	Washington Central Puget Sound Regional Transit Authority,
	Sales Tax, Series A (RB) (AMBAC)
	5.00%, 11/1/13			396,624
250,000	Washington State (GO)
	5.00%, 1/1/13			278,085
500,000	Washington State, Series R-A (GO) (AMBAC)
	5.00%, 1/1/15			573,860
				1,807,842

Wisconsin: 2.3%
500,000	Milwaukee, Wisconsin, Promissory Note, Series N-1 (GO)
	3.00%, 2/15/11			512,500
500,000	Milwaukee, Wisconsin, Promissory Note, Series N-1 (GO) (AMBAC)
	5.00%, 2/15/11			523,320
525,000	Wisconsin State, Series C (GO)
	3.00%, 5/1/13			554,463
				1,590,283

Total Municipal Bonds:
(Cost: $67,857,127)				69,208,871

Number
of Shares
MONEY MARKET FUND: 1.1%
(Cost: $748,178)
748,178	Dreyfus Tax Exempt Cash Management Fund - Class B Shares			748,178

Total Investments: 99.7%
(Cost: $68,605,305)				69,957,049
Other assets less liabilities: 0.3%				206,943
NET ASSETS: 100.0%				$ 70,163,992

		% of
Summary of Investments By Sector (unaudited)		Investments		Value
Airport		0.6%		$ 414,560
Bond Bank		0.4		284,087
Development		12.2		8,563,346
Education		6.2		4,370,081
Facilities		5.4		3,807,963
General Obligation		41.5		29,027,168
Higher Education		4.2		2,924,793
Medical		1.9		1,336,295
Pollution		0.8		542,106
Power		3.1		2,195,294
School District		4.6		3,195,744
Transportation		13.9		9,742,192
Utilities		1.2		812,341
Water		2.9		1,992,901
Money Market Fund		1.1		748,178
		100.0%		$ 69,957,049

The aggregate cost of investments owned for Federal income tax purposes is $68,596,552 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 1,373,545
Gross Unrealized Depreciation				(13,048)
Net Unrealized Appreciation				$ 1,360,497

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B) Callable and Puttable Security - the redemption date shown is when the security will be redeemed by the issuer
AGM - Assured Guaranty Municipal Corp.
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corp.
COMWLTH GTD - Commonwealth Guaranteed
CP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
GO - General Obligation
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Permanent School Fund - Guaranteed
Q-SBLF - Qualified School Board Loan Fund
RB - Revenue Bond
SA - Special Assessment
SAW - State Aid Withholding
SD CRED PROG - Special District Credit Enhancement Program
ST - Special Tax
XLCA - Syncora Guarantee Inc.

The summary of inputs used to value the Fund’s net assets as of January 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Municipal Bonds:
Alabama	$ -	$ 833,175	$ -	$ 833,175
Arizona	-	3,227,986	-	3,227,986
California	-	8,239,938	-	8,239,938
Colorado	-	130,760	-	130,760
Connecticut	-	3,377,018	-	3,377,018
Delaware	-	286,602	-	286,602
District Of Columbia	-	266,452	-	266,452
Florida	-	3,534,269	-	3,534,269
Georgia	-	1,090,387	-	1,090,387
Hawaii	-	432,083	-	432,083
Illinois	-	5,982,319	-	5,982,319
Kentucky	-	106,700	-	106,700
Louisiana	-	315,492	-	315,492
Maine	-	284,087	-	284,087
Maryland	-	573,235	-	573,235
Massachusetts	-	397,008	-	397,008
Michigan	-	543,098	-	543,098
Minnesota	-	3,331,555	-	3,331,555
Mississippi	-	1,099,323	-	1,099,323
Missouri	-	519,831	-	519,831
Nebraska	-	821,722	-	821,722
Nevada	-	1,077,081	-	1,077,081
New Jersey	-	1,844,687	-	1,844,687
New York	-	11,701,408	-	11,701,408
North Carolina	-	1,466,746	-	1,466,746
Ohio	-	1,687,989	-	1,687,989
Puerto Rico	-	4,293,649	-	4,293,649
South Carolina	-	266,368	-	266,368
Texas	-	2,897,125	-	2,897,125
Virginia	-	5,182,653	-	5,182,653
Washington	-	1,807,842	-	1,807,842
Wisconsin	-	1,590,283	-	1,590,283

Money Market Fund:	748,178	-	-	748,178
Total	$ 748,178	$ 69,208,871	$ -	$ 69,957,049

See Note to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
January 31, 2010 (unaudited)

Security Valuation—Each Fund’s portfolio securities (except for short- term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax- exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early closing time. Money Market Fund investments are valued at their closing net asset value each business day. Short-term debt securities purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest, approximates market value. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market or specific issue events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“ASC 820”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly.  ASC 820 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted ASC 820 effective July 31, 2009. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. Van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 31, 2010

By  Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: March 31, 2010